RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9. RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Deferred Revenue - Royalty Agreement

The Company has negotiated a royalty agreement with a related party by common CEO and director. In exchange for a non-refundable payment of $300,000, the Company intends to provide a royalty stream to this related party based on the gross production of Vanadium Oxide (“Vanadium”) from the company’s the oil sands leases. For each barrel of bitumen produced from the specified oil sands until March 21, 2039, or upon termination of mining, whichever is earlier, the Company will pay a royalty equal to 25 grams of Vanadium per barrel of bitumen produced, multiplied by the price of Vanadium Pentoxide 98% min in-warehouse Rotterdam published on the last business day of the month in which the gross production of bitumen occurred. The $300,000 is recorded as deferred revenue and will be recognized at such time as the Company begins to produce Vanadium.

Notes payable to related party

In December 2015, the Company borrowed $6,553 ($9,000 Canadian) under a note agreement with related parties. The lenders were related parties through an immediate family relationship with officers or directors of the Company and a common director. The note payable bore interest at the Bank of Canada Prime rate plus 1%. The Company could repay the loan and outstanding interest thereon by giving notice to the lender 15 days prior to the anticipated repayment. At December 31, 2021, the effective interest rate on these notes payable was 3.45%. The balance of note payable, including interest, to related parties at December 31, 2021 and 2020 was $8,844 and $8,537, respectively. The Company recognized interest expense of $247, $240 and $339 for the years ended December 31, 2021, 2020 and 2019, respectively, in its Statements of Operations and Comprehensive Income (Loss).

In 2021, the Company borrowed $72,000 under a note agreement with a related party. The note payable can be repaid at any time, in part or in full on or before May 25, 2023 and bears interest at 10% per annum. The note is convertible into restricted common shares at $0.01 per share or the most recent 30-day volume-weighted moving average of the published share price, discounted by 40%, whichever is higher. Due to the variability of the conversion rate, an embedded derivative was identified. The Company recorded the fair value of the derivatives as of the inception date of the convertible note, which was determined to be $127,049. The initial fair value of the embedded debt derivative was allocated as a debt discount up to the face value of the note ($72,000), with the remaining $55,049 recognized as a loss on issuance of convertible note. The debt discount will be amortized over the life of the note and $21,000 of amortization expense was recognized in 2021. The balance of the note payable, including interest, at December 31, 2021 was $75,659. The Company recognized interest expense of $3,659 for the year ended December 31, 2021 in its Statements of Operations and Comprehensive Income (Loss).

Consulting fees

Mr. Newton is the President and a member of the Board of Directors of the Company. Mr. Newton does not bill the Company for his services as President; however, he has a service agreement with the Company. Pursuant to this agreement, the Company recognized consulting expenses of $0, $0 and $25,856 for the years ended December 31, 2021, 2020 and 2019, respectively.

Dr. Michael Ranger is a member of the Board of Directors of the Company. Dr. Ranger does not receive compensation for his services as a member of the board; however, he has a service agreement with the Company, including consulting time and expense reimbursement. Pursuant to this agreement, the Company recognized consulting expenses of $1,356, $0 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.